Cash, cash equivalents, restricted cash and restricted investments (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Restricted Cash and Cash Equivalents and Investments Items [Line Items]
Cash and cash equivalents	$ 525,991	$ 639,415
Restricted cash and cash equivalents	1,187,948	1,014,543
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents	1,713,939	1,653,958	$ 713,337	$ 549,333
Restricted investments securing other reinsurance contracts	86,367	142,617
Cash, cash equivalents, restricted cash, restricted cash equivalents and restricted investments	1,800,306	1,796,575
Letter of Credit
Restricted Cash and Cash Equivalents and Investments Items [Line Items]
Restricted cash and cash equivalents	306,032	254,176
Restricted cash securing other reinsurance contracts
Restricted Cash and Cash Equivalents and Investments Items [Line Items]
Restricted cash and cash equivalents	$ 881,916	$ 760,367